3 BUSINESS COMBINATIONS (Details Narrative) - USD ($)			1 Months Ended
	Jul. 29, 2016	Jul. 01, 2016	Jun. 22, 2016	Nov. 20, 2015	Dec. 31, 2016	Dec. 31, 2015
Consideration payable						$ 3,649,267
Short-term consideration payable					$ 1,918,781
Long-term consideration payable					$ 14,553,880
DC&M
Cash payment	$ 3,000,000
Shares of AMERI's common stock issued	1,600,000
Earn-out payments	$ 1,500,000
Capitalized intangible asset	$ 5,400,000
Virtuoso
Cash payment			$ 675,000
Shares of AMERI's common stock issued			101,250
Earn-out payments			$ 450,000
Capitalized intangible asset			$ 900,000
Bigtech Software Private Limited
Cash payment		$ 340,000
Shares of AMERI's common stock issued		51,000
Payable as commision if Company reaches revenue targets		$ 255,000
Capitalized intangible asset		$ 590,000
Bellsoft, Inc.
Cash payment				$ 3,000,000
Shares of AMERI's common stock issued				235,295
Quarterly cash payments to be paid on the last day of each calendar quarter of 2016				$ 250,000
Cash reimbursement to be paid 5 days following closing				1,000,000
To be paid within 30 days of closing				2,910,817
Earn-out payments				$ 500,000